CECL (Details 8) SFr in Millions	Dec. 31, 2019 CHF (SFr)
Debt Securities Held-To-Maturity, Amortized Cost, Past Due [Line Items]
Total debt securities held-to-maturity, amortized cost	SFr 0
Bank
Debt Securities Held-To-Maturity, Amortized Cost, Past Due [Line Items]
Total debt securities held-to-maturity, amortized cost	SFr 0